WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
WARRANTS

A summary of the activity of the warrants for the nine months ended September 30, 2012 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding – January 1, 2012	95,498	$33.16
Granted	2,755,950	1.19
Exercised	-
Expired	(64,745)	32.00
Warrants outstanding and exercisable - September 30, 2012	2,786,703	$1.56
Weighted average remaining contractual life of the outstanding warrants in years - September 30, 2012	2.55

A summary of the status of the warrants for the year ended December 31, 2011 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2011	96,123	$32.80
Granted	-
Exercised	-
Expired	(625)	16.00
Warrants outstanding and exercisable - December 31, 2011	95,498	$33.16
Weighted average remaining contractual life of the outstanding warrants in years - December 31, 2011	0.91